Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DUNHAM FUNDS
Document Creation Date	Jul. 31, 2025
Document Effective Date	Jul. 31, 2025
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Trading Symbol	df
Prospectus Date	Mar. 01, 2025